CORPORATE INCOME TAX - Valuation allowance for deferred tax assets (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)
Movement of valuation allowance
Balance at beginning of the year	$ 514,204,849	₫ 12,513,175	₫ 7,911,734	₫ 2,840,310
Net change in valuation allowance	271,305,897	6,602,229	4,601,441	5,071,424
Balance at end of the year	$ 785,510,746	₫ 19,115,404	₫ 12,513,175	₫ 7,911,734